Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	$ 40,249	$ 34,637
Available-for-sale Securities, Gross Unrealized Gains	3	36
Available-for-sale Securities, Gross Unrealized Losses	(486)	(50)
Available-for-sale securities, Approximate Fair Value	39,766	34,623
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	39,000	32,000
Available-for-sale Securities, Gross Unrealized Gains	0	11
Available-for-sale Securities, Gross Unrealized Losses	(486)	(50)
Available-for-sale securities, Approximate Fair Value	38,514	31,961
State and political subdivisions
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	1,249	2,637
Available-for-sale Securities, Gross Unrealized Gains	3	25
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale securities, Approximate Fair Value	$ 1,252	$ 2,662